FAIR VALUE MEASUREMENT - Fair value hierarchy for assets and liabilities (Details) - CNY (¥)	Dec. 31, 2019	Dec. 31, 2018
Fair value hierarchy for assets and liabilities measured at fair value on recurring basis
Short-term investments (Note 3)	¥ 310,439,321	¥ 120,241,425
Level 2
Fair value hierarchy for assets and liabilities measured at fair value on recurring basis
Short-term investments (Note 3)	¥ 310,439,321	¥ 120,241,425